Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Issued common shares at beginning of period	57,842,922	51,018,827	56,378,306	49,115,518
Effect of shares issued	1,429,855	510,118	1,792,078	1,733,636
Weighted average number of common shares outstanding - basic	59,272,777	51,528,945	58,170,384	50,849,154
Weighted average number of shares outstanding – diluted	59,272,777	51,528,945	58,170,384	50,849,154